Warrant Derivative - Schedule of Calculated using the Binomial Model (Details)	Jul. 02, 2024	Jun. 25, 2024
Market price per share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.91	0.87
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.72	0.72
Risk free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.39	4.24
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input
Expected term/Contractual life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	5.5	5.5